                                                                                                                                           December 15, 2005
EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Evergreen Municipal Trust (the "Trust")
         SEC File Nos. 333-36033/811-08367
                            CIK No. 0001046399

Ladies and Gentlemen:

         On behalf of the Evergreen Municipal Trust, a Delaware statutory trust (the "Registrant"),  we submit for filing this letter pursuant to the Securities Act of 1933,  as amended,  and the Investment  Company Act of 1940.

         This letter is being filed to withdraw a Rule 497(e) supplement filing which was made on behalf of the Registrant on December 15, 2005, Accession number 0000907244-05-000497.  The supplement contained in that filing is to the prospectus of Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust.
           If you have any questions or would like further information, please call me at (617) 210-3662.

                                                                                                  Very truly yours,
                                                                                                  /s/ Elizabeth A. Smith                                                                                                   Elizabeth A. Smith
            Assistant Secretary
cc:    David Mahaffey
         Sullivan & Worcester LLP
         Timothy Diggins
         Ropes & Gray LLP